Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 585,101	R$ 1,053,127	R$ 628,040
Banco RCI Brasil S.A.	491,623	552,572	591,745
Estruturadora Brasileira de Projetos S.A. - EBP	209	746	1,257
Gestora de Inteligência de Crédito	56,507	61,590	13,522
Campo Grande Empreendimentos			255
Santander Auto S.A.	36,762	30,778	21,261
CIP S.A		407,441
Jointly Controlled by Santander Corretora de Seguros	293,840	674,443	593,002
Webmotors S.A.		386,437	359,092
Tecnologia Bancária S.A. - TECBAN	246,083	243,649	232,109
Hyundai Corretora de Seguros	1,607	1,254	1,260
PSA Corretora de Seguros e Serviços Ltda.		540	541
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	42,565	42,563
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	3,585
Aymoré CFI Subsidiaries			11,604
Solution 4 Fleet.			11,604
Significant Influence of Banco Santander	503,922
CIP S.A.	503,922
Significant Influence of Santander Corretora de Seguros	226,917
Webmotors S.A.	226,917
Total	R$ 1,609,780	R$ 1,727,570	R$ 1,232,646